Taxes (Details 5) - ARS ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Assets (Liabilities), net at beginning of period	$ (112,004,000,000)	$ (106,903,000,000)
Cumulative translation adjustment	1,681,000,000	2,754,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	13,738,000,000	(33,515,000,000)
Revaluation surplus reserve	(248,000,000)	(136,000,000)
Taxes, deconsolidation		25,734,000,000
Incorporation by business combination		62,000,000
Assets (Liabilities), net at ending of period	(98,514,000,000)	(112,004,000,000)
Intangible Assets [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(123,000,000)	(5,895,000,000)
Cumulative translation adjustment		(1,934,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(557,000,000)	275,000,000
Revaluation surplus reserve	0	0
Taxes, deconsolidation		7,431,000,000
Incorporation by business combination		0
Assets (Liabilities), net at ending of period	(680,000,000)	(123,000,000)
Subtotal Liabilities [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(121,876,000,000)	(146,153,000,000)
Cumulative translation adjustment		(6,022,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	21,616,000,000	(29,478,000,000)
Revaluation surplus reserve	(248,000,000)	(136,000,000)
Taxes, deconsolidation		59,913,000,000
Incorporation by business combination		0
Assets (Liabilities), net at ending of period	(100,508,000,000)	(121,876,000,000)
Other PPE [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	839,000,000	3,834,000,000
Cumulative translation adjustment		856,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(844,000,000)	(438,000,000)
Revaluation surplus reserve	0	0
Taxes, deconsolidation		(3,475,000,000)
Incorporation by business combination		62,000,000
Assets (Liabilities), net at ending of period	(5,000,000)	839,000,000
Others PPE 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(229,000,000)	2,424,000,000
Cumulative translation adjustment		(862,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	277,000,000	(4,457,000,000)
Revaluation surplus reserve	0	0
Taxes, deconsolidation		2,666,000,000
Incorporation by business combination		0
Assets (Liabilities), net at ending of period	48,000,000	(229,000,000)
Investment properties and Property plant and equipment [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	838,000,000	730,000,000
Cumulative translation adjustment		121,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(793,000,000)	92,000,000
Revaluation surplus reserve	0	0
Taxes, deconsolidation		(105,000,000)
Incorporation by business combination		0
Assets (Liabilities), net at ending of period	45,000,000	838,000,000
Trade And Other Receivables [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(5,393,000,000)	(2,271,000,000)
Cumulative translation adjustment		0
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	5,011,000,000	(3,122,000,000)
Revaluation surplus reserve	0	0
Taxes, deconsolidation		0
Incorporation by business combination		0
Assets (Liabilities), net at ending of period	(382,000,000)	(5,393,000,000)
Borrowings [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	1,765,000,000	379,000,000
Cumulative translation adjustment		0
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(1,594,000,000)	1,386,000,000
Revaluation surplus reserve	0	0
Taxes, deconsolidation		0
Incorporation by business combination		0
Assets (Liabilities), net at ending of period	171,000,000	1,765,000,000
Trade And Other Payable [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	1,234,000,000	13,096,000,000
Cumulative translation adjustment		3,995,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	279,000,000	(80,000,000)
Revaluation surplus reserve	0	0
Taxes, deconsolidation	0	(15,777,000,000)
Incorporation by business combination		0
Assets (Liabilities), net at ending of period	1,513,000,000	1,234,000,000
Tax Loss Carry-Forwards [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	382,000,000	21,049,000,000
Cumulative translation adjustment		3,804,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	82,000,000	(9,649,000,000)
Revaluation surplus reserve	0	0
Taxes, deconsolidation		(14,822,000,000)
Incorporation by business combination		0
Assets (Liabilities), net at ending of period	464,000,000	382,000,000
Subtotal Assets [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	9,872,000,000	39,250,000,000
Cumulative translation adjustment		8,776,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(7,878,000,000)	(4,037,000,000)
Revaluation surplus reserve	0	0
Taxes, deconsolidation		(34,179,000,000)
Incorporation by business combination		62,000,000
Assets (Liabilities), net at ending of period	1,994,000,000	9,872,000,000
Investment Property and Property Plant and Equipment [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(94,812,000,000)	(127,242,000,000)
Cumulative translation adjustment		(2,447,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	5,809,000,000	(11,825,000,000)
Revaluation surplus reserve	(248,000,000)	(136,000,000)
Taxes, deconsolidation		46,838,000,000
Incorporation by business combination		0
Assets (Liabilities), net at ending of period	(89,251,000,000)	(94,812,000,000)
Tax inflation adjustment [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(21,318,000,000)	(10,644,000,000)
Cumulative translation adjustment		0
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	11,106,000,000	(10,674,000,000)
Revaluation surplus reserve	0	0
Taxes, deconsolidation		0
Incorporation by business combination		0
Assets (Liabilities), net at ending of period	(10,212,000,000)	(21,318,000,000)
Trade and other receivables 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	4,814,000,000	162,000,000
Cumulative translation adjustment		0
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(5,008,000,000)	(4,652,000,000)
Revaluation surplus reserve	0	0
Taxes, deconsolidation		0
Incorporation by business combination		0
Assets (Liabilities), net at ending of period	(194,000,000)	4,814,000,000
Investments 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(4,000,000)	(175,000,000)
Cumulative translation adjustment		0
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(27,000,000)	171,000,000
Revaluation surplus reserve	0	0
Taxes, deconsolidation		0
Incorporation by business combination		0
Assets (Liabilities), net at ending of period	$ (31,000,000)	$ (4,000,000)